Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred tax liabilities (Note 25)		$ 561
Other	11	12
Other (Notes 20 and 25)	$ 11	$ 573